Significant Accounting Policies (Details) - Schedule of fair value method for stock options awards - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple (in Dollars per share)	$ 1.5
Volatility	52.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple (in Dollars per share)		$ 1.0	$ 1.0
Risk free interest rate	0.10%	1.50%	2.00%
Volatility		47.00%	47.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple (in Dollars per share)		$ 1.5	$ 1.5
Risk free interest rate	0.50%	2.70%	3.10%
Volatility		48.00%	51.00%